Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Classes of current inventories [abstract]
Merchandise	$ 4,025		$ 4,874
Project in process	6,294		4,564
Work in process	252		269
Raw materials	279		222
Inventories subtotal	10,850		9,929
Land held under development	1,999		1,999
Construction in progress	330		159
Inventories	$ 13,179	$ 420	$ 12,087